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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number: _____

This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Hilliard Lyons Trust Company*
Address:     501 South Fourth Street
             Louisville, KY 40202

Form 13F File Number:   28-3868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on behalf of Reporting Manager:

Name:        James R. Allen
Title:       Director IMG
Phone:       (502) 588-8604
Signature, Place, and Date of Signing:

/s/ James R. Allen                  Louisville, KY        November 9, 2001
[Signature]                         [City, State]         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number            Name

      28-1235                         The PNC Financial Services Group, Inc.


*Hilliard Lyons Trust Company was merged with and into PNC Bank, National Association on September 30, 2001.